Receivables - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 299	$ 326	$ 383
Provision	113	44	53
Charge-offs, net of recoveries	(56)	(51)	(85)
Foreign currency translation and other	(10)	(20)	(25)
Ending balance	381	299	326
Retail | Adoption of ASC 326
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	35
Ending balance		35
Retail | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	334
Ending balance		334
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	159	164	200
Provision	27	12	(5)
Charge-offs, net of recoveries	(14)	(18)	(15)
Foreign currency translation and other	11	1	(16)
Ending balance	174	159	$ 164
Wholesale | Adoption of ASC 326
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	(9)
Ending balance		(9)
Wholesale | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 150
Ending balance		$ 150